Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 17, 2014
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 17, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 17, 2014
Prospectus Date	rr_ProspectusDate	Sep. 16, 2014
KraneShares E Fund China Commercial Paper Hedged ETF | KraneShares E Fund China Commercial Paper Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KEEP